Capital management	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Capital management
Note 13 Capital management

Regulatory capital and capital ratios

OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. During the second quarter of 2019, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except Capital ratios and leverage ratios)	April 30 2019	October 31 2018
Capital (1)
CET1 capital	$60,314	$57,001
Tier 1 capital	65,992	63,279
Total capital	75,491	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios (1) (2)
CET1 capital RWA	$510,463	$495,528
Tier 1 capital RWA	510,463	495,993
Total capital RWA	510,463	496,459

Total capital RWA consisting of: (1)
Credit risk	$414,523	$401,534
Market risk	31,453	32,209
Operational risk	64,487	62,716
Total Capital RWA	$510,463	$496,459
Capital ratios and Leverage ratios (1)
CET1 ratio	11.8%	11.5%
Tier 1 capital ratio	12.9%	12.8%
Total capital ratio	14.8%	14.6%
Leverage ratio	4.3%	4.4%
Leverage ratio exposure (billions)	$1,521.2	$1,450.8

(1)	Capital, RWA, and capital ratios are calculated using OSFI Capital Adequacy Requirements based on the Basel III framework. The leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.
(2)	In fiscal 2018, amounts included CVA scalars of 80%, 83% and 86%, respectively.